SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details)		May 31, 2026 USD ($)	May 31, 2026 HKD ($)	May 31, 2025 USD ($)
Payables and Accruals [Abstract]
Accrued salaries		$ 290,696		$ 296,665
Accruals for professional fee		139,521		8,887
Accruals for legal claim	[1]	40,834
Total		471,051	$ 510,000	305,552
Accrued liabilities, current		$ 471,051	510,000	$ 305,552
Loss contingency accrual			190,000
Remaining claim amount			$ 320,000

[1]	On December 19, 2024, a personal injuries case is bought forward by a subcontractor’s employee (the plaintiff) of the Company against Advance JV Construction Limited (the defendant) in the District Court of Hong Kong concerning an alleged accident occurred in December 2023 with a claim of HK$510,000. They reached a settlement agreement by mediation on February 5, 2026 and Advance JV Construction Limited needed to pay the plaintiff an amount of HK$510,000 by instalments. As of May 31, 2026, HK$190,000 was settled by Advance JV Construction Limited and the remaining claim amount of HK$320,000 (equivalent to US$40,834) was recorded as accruals.